Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,820,000
Previously Paid Amount	0
Total Fee Amount	35,744
Total Offset Amount	0
Net Fee	$ 35,744
Offering Table N/A
Offset Table N/A	N/A